Cover Document	Sep. 24, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	McCormick & Company, Inc
Entity Incorporation, State or Country Code	MD
Entity File Number	001-14920
Entity Tax Identification Number	52-0408290
Entity Address, Address Line One	24 Schilling Road
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Hunt Valley
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21031
City Area Code	410
Local Phone Number	771-7301
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000063754
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	MKC-V
Security Exchange Name	NYSE
Nonvoting Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock Non-Voting
Trading Symbol	MKC
Security Exchange Name	NYSE